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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Bo J. Howell, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28 & August 31

Date of reporting period:	November 30, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Consumer Discretionary - 16.3%
Auto Components - 0.6%
Modine Manufacturing Company (a)	100	$1,175
Tower International, Inc.	600	15,720
		16,895
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	100	2,310
Ascent Capital Group, Inc. - Class A (a)	500	9,035
Career Education Corporation (a)	1,500	14,985
Regis Corporation (a)	400	5,400
		31,730
Hotels, Restaurants & Leisure - 2.9%
Caesars Acquisition Company - Class A (a)	1,101	13,212
Century Casinos, Inc. (a)	2,300	15,870
Golden Entertainment, Inc.	500	6,210
Monarch Casino & Resort, Inc. (a)	300	7,464
Nathan's Famous, Inc. (a)	50	3,093
Potbelly Corporation (a)	1,100	15,015
RCI Hospitality Holdings, Inc.	200	2,436
Scientific Games Corporation - Class A (a)	100	1,475
Speedway Motorsports, Inc.	800	16,392
		81,167
Household Durables - 2.3%
Bassett Furniture Industries, Inc.	300	8,715
CSS Industries, Inc.	100	2,719
Flexsteel Industries, Inc.	300	16,464
Hooker Furniture Corporation	200	5,460
Libbey, Inc.	800	15,304
ZAGG, Inc. (a)	2,400	15,840
		64,502
Internet & Direct Marketing Retail - 0.4%
RetailMeNot, Inc. (a)	1,100	10,120

Leisure Products - 0.7%
Johnson Outdoors, Inc. - Class A	450	18,810

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Consumer Discretionary - 16.3% (Continued)
Media - 3.7%
Lee Enterprises, Inc. (a)	4,100	$12,505
Media General, Inc. (a)	100	1,837
MSG Networks, Inc. - Class A (a)	2,600	53,170
TEGNA, Inc.	900	20,187
Time, Inc.	900	14,580
Townsquare Media, Inc. - Class A (a)	100	873
		103,152
Multiline Retail - 0.3%
Dillard's, Inc. - Class A	100	7,151

Specialty Retail - 3.8%
Aaron's, Inc.	1,100	32,032
Big 5 Sporting Goods Corporation	200	3,870
Haverty Furniture Companies, Inc.	600	12,960
Rent-A-Center, Inc.	1,400	16,170
Shoe Carnival, Inc.	603	15,744
Tilly's, Inc. - Class A (a)	2,345	23,145
West Marine, Inc. (a)	300	2,886
		106,807
Textiles, Apparel & Luxury Goods - 0.5%
Movado Group, Inc.	500	14,125

Consumer Staples - 7.0%
Beverages - 0.1%
Cott Corporation	300	3,405

Food & Staples Retailing - 5.0%
SpartanNash Company	1,100	39,831
SUPERVALU, Inc. (a)	8,800	40,832
Village Super Market, Inc. - Class A	900	31,077
Weis Markets, Inc.	500	27,850
		139,590
Food Products - 0.3%
Darling Ingredients, Inc. (a)	500	6,755
Dean Foods Company	100	1,986
		8,741

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Consumer Staples - 7.0% (Continued)
Household Products - 0.8%
Central Garden & Pet Company - Class A (a)	600	$16,422
Oil-Dri Corporation of America	100	3,971
		20,393
Personal Products - 0.4%
Avon Products, Inc.	2,000	10,740

Tobacco - 0.4%
Universal Corporation	200	11,010

Energy - 3.4%
Energy Equipment & Services - 1.0%
Dawson Geophysical Company (a)	400	3,140
Gulf Island Fabrication, Inc.	400	4,740
ION Geophysical Corporation (a)	300	2,220
Matrix Service Company (a)	100	2,085
Natural Gas Services Group, Inc. (a)	200	5,690
Oceaneering International, Inc.	100	2,665
PHI, Inc. (a)	100	1,512
RigNet, Inc. (a)	100	1,725
Unit Corporation (a)	200	4,860
		28,637
Oil, Gas & Consumable Fuels - 2.4%
EP Energy Corporation - Class A (a)	200	1,062
Green Plains, Inc.	300	8,130
Gulfport Energy Corporation (a)	100	2,569
HollyFrontier Corporation	200	5,754
Midstates Petroleum Company, Inc. (a)	200	4,030
Northern Oil and Gas, Inc. (a)	1,900	4,275
Renewable Energy Group, Inc. (a)	146	1,424
REX American Resources Corporation (a)	300	29,304
Western Refining, Inc.	200	7,174
Westmoreland Coal Company (a)	100	1,732
		65,454
Financials - 19.0%
Banks - 15.0%
Associated Banc-Corp	200	4,570

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Financials - 19.0% (Continued)
Banks - 15.0% (Continued)
BancorpSouth, Inc.	500	$14,275
Banner Corporation	50	2,606
BOK Financial Corporation	100	8,032
Cathay General Bancorp	300	10,530
Citigroup, Inc.	150	8,458
Columbia Banking System, Inc.	300	11,946
Commerce Bancshares, Inc.	275	15,078
Community Bank System, Inc.	50	2,835
Cullen/Frost Bankers, Inc.	190	15,639
CVB Financial Corporation	400	8,308
East West Bancorp, Inc.	100	4,788
F.N.B. Corporation	400	6,112
First BanCorporation (a)	900	5,328
First Citizens BancShares, Inc. - Class A	20	7,127
First Horizon National Corporation	800	15,264
First Interstate BancSystem, Inc. - Class A	50	1,887
Fulton Financial Corporation	500	8,875
Glacier Bancorp, Inc.	100	3,430
Hancock Holding Company	200	8,310
Hilltop Holdings, Inc.	300	8,427
Hope Bancorp, Inc.	300	5,970
Huntington Bancshares, Inc.	804	10,018
IBERIABANK Corporation	130	10,770
International Bancshares Corporation	100	3,892
Investors Bancorp, Inc.	100	1,354
LegacyTexas Financial Group, Inc.	200	7,852
MB Financial, Inc.	300	12,981
NBT Bancorp, Inc.	100	3,864
Old National Bancorp	400	6,820
PacWest Bancorp	150	7,688
People's United Financial, Inc.	200	3,744
Popular, Inc.	150	6,098
PrivateBancorp, Inc.	250	11,695
Prosperity Bancshares, Inc.	450	29,759
Renasant Corporation	50	2,073
Sterling Bancorp	500	11,375
Synovus Financial Corporation	250	9,678

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Financials - 19.0% (Continued)
Banks - 15.0% (Continued)
TCF Financial Corporation	800	$13,880
Texas Capital Bancshares, Inc. (a)	150	10,913
Tompkins Financial Corporation	20	1,726
UMB Financial Corporation	150	11,403
Umpqua Holdings Corporation	800	14,216
Webster Financial Corporation	550	27,286
Wintrust Financial Corporation	200	13,168
Zions Bancorporation	200	7,958
		418,006
Capital Markets - 0.6%
Associated Capital Group, Inc. - Class A	100	3,385
Interactive Brokers Group, Inc. - Class A	200	7,344
Stifel Financial Corporation (a)	100	4,985
		15,714
Consumer Finance - 0.1%
OneMain Holdings, Inc. (a)	100	2,037

Diversified Financial Services - 0.1%
PHH Corporation (a)	100	1,452

Insurance - 1.0%
American Equity Investment Life Holding Company (a)	200	4,146
Assurant, Inc.	20	1,727
CNO Financial Group, Inc.	700	12,530
First American Financial Corporation	100	3,774
Genworth Financial, Inc. - Class A (a)	700	2,996
Primerica, Inc.	50	3,535
		28,708
Mortgage Real Estate Investment Trusts - 2.0%
Altisource Residential Corporation	400	4,712
Capstead Mortgage Corporation	200	2,068
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	550	10,934
Ladder Capital Corporation - Class A	700	10,045
MFA Financial, Inc.	700	5,474
New Residential Investment Corporation	500	7,725

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Financials - 19.0% (Continued)
Mortgage Real Estate Investment Trusts - 2.0% (Continued)
Starwood Property Trust, Inc.	700	$15,729
		56,687
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	300	4,368

Health Care - 6.3%
Biotechnology - 2.1%
Acorda Therapeutics, Inc. (a)	1,200	24,960
Array BioPharma, Inc. (a)	1,300	10,523
Coherus Biosciences, Inc. (a)	300	8,070
Retrophin, Inc. (a)	400	8,188
Spectrum Pharmaceuticals, Inc. (a)	500	1,955
Versartis, Inc. (a)	300	3,735
		57,431
Health Care Equipment & Supplies - 3.3%
AngioDynamics, Inc. (a)	2,200	35,860
Electromed, Inc. (a)	700	2,709
Exactech, Inc. (a)	400	10,040
Halyard Health, Inc. (a)	700	26,005
Invacare Corporation	900	10,350
Lantheus Holdings, Inc. (a)	800	7,280
		92,244
Health Care Providers & Services - 0.8%
Alliance HealthCare Services, Inc. (a)	100	760
Five Star Quality Care, Inc. (a)	1,700	3,910
Healthways, Inc. (a)	400	9,280
Kindred Healthcare, Inc.	600	3,990
National HealthCare Corporation	50	3,430
Psychemedics Corporation	100	2,499
		23,869
Health Care Technology - 0.1%
Simulations Plus, Inc.	300	2,835

Industrials - 17.2%
Aerospace & Defense - 2.0%
AAR Corporation	100	3,689

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Industrials - 17.2% (Continued)
Aerospace & Defense - 2.0% (Continued)
Moog, Inc. - Class A (a)	250	$17,457
National Presto Industries, Inc.	40	3,806
Triumph Group, Inc.	1,000	27,800
Vectrus, Inc. (a)	100	2,310
		55,062
Air Freight & Logistics - 0.5%
Park-Ohio Holdings Corporation	350	14,752

Building Products - 2.3%
Armstrong Flooring, Inc. (a)	1,700	31,841
Continental Building Products, Inc. (a)	200	4,480
Ply Gem Holdings, Inc. (a)	1,500	22,875
Quanex Building Products Corporation	300	5,835
		65,031
Commercial Services & Supplies - 3.1%
ACCO Brands Corporation (a)	800	9,960
ARC Document Solutions, Inc. (a)	980	4,371
Essendant, Inc.	1,500	29,055
Kimball International, Inc. - Class B	800	12,000
Quad/Graphics, Inc.	1,000	28,130
West Corporation	100	2,386
		85,902
Construction & Engineering - 0.7%
Goldfield Corporation (The) (a)	612	2,540
Orion Group Holdings, Inc. (a)	200	1,994
Sterling Construction Company, Inc. (a)	900	7,461
Tutor Perini Corporation (a)	300	7,830
		19,825
Electrical Equipment - 0.2%
Atkore International Group, Inc. (a)	100	2,145
General Cable Corporation	100	1,875
Powell Industries, Inc.	50	2,152
		6,172
Machinery - 4.4%
Alamo Group, Inc.	120	8,768
Albany International Corporation - Class A	50	2,335

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Industrials - 17.2% (Continued)
Machinery - 4.4% (Continued)
Chart Industries, Inc. (a)	100	$3,555
Columbus McKinnon Corporation	200	5,264
Commercial Vehicle Group, Inc. (a)	2,100	10,773
FreightCar America, Inc.	1,000	14,680
Gencor Industries, Inc. (a)	1,450	20,373
Harsco Corporation	300	4,200
Hurco Companies, Inc.	200	6,520
Meritor, Inc. (a)	300	3,786
Navistar International Corporation (a)	900	27,684
Oshkosh Corporation	150	10,500
Wabash National Corporation (a)	300	4,137
		122,575
Professional Services - 1.4%
Acacia Research Corporation	3,600	24,840
Heidrick & Struggles International, Inc.	300	6,360
TrueBlue, Inc. (a)	300	6,285
		37,485
Road & Rail - 2.4%
ArcBest Corporation	900	27,405
YRC Worldwide, Inc. (a)	3,000	38,040
		65,445
Trading Companies & Distributors - 0.2%
Veritiv Corporation (a)	50	2,343
WESCO International, Inc. (a)	50	3,395
		5,738
Information Technology - 13.4%
Communications Equipment - 1.5%
ARRIS International plc (a)	100	2,869
Bel Fuse, Inc. - Class B	600	17,580
Comtech Telecommunications Corporation	300	3,450
Digi International, Inc. (a)	1,300	17,420
		41,319
Electronic Equipment, Instruments & Components - 1.3%
Image Sensing Systems, Inc. (a)	500	1,825
Insight Enterprises, Inc. (a)	300	10,506
KEMET Corporation (a)	300	1,704

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Information Technology - 13.4% (Continued)
Electronic Equipment, Instruments & Components - 1.3% (Continued)
Knowles Corporation (a)	1,000	$16,030
PC Connection, Inc.	100	2,684
TTM Technologies, Inc. (a)	300	4,071
		36,820
Internet Software & Services - 1.3%
Autobytel, Inc. (a)	576	7,978
EarthLink Holdings Corporation	500	2,640
Limelight Networks, Inc. (a)	1,893	4,013
MeetMe, Inc. (a)	100	482
QuinStreet, Inc. (a)	500	1,595
Rocket Fuel, Inc. (a)	4,611	8,392
Travelzoo, Inc. (a)	1,000	11,250
		36,350
IT Services - 3.1%
Convergys Corporation	1,100	28,457
Everi Holdings, Inc. (a)	2,600	5,616
ManTech International Corporation - Class A	250	10,752
NeuStar, Inc. - Class A (a)	400	9,700
Unisys Corporation (a)	2,100	31,185
		85,710
Semiconductors & Semiconductor Equipment - 4.4%
AXT, Inc. (a)	1,700	8,160
Cohu, Inc.	1,800	22,410
IXYS Corporation	1,700	19,890
Photronics, Inc. (a)	1,200	12,000
Rudolph Technologies, Inc. (a)	600	11,760
Sigma Designs, Inc. (a)	500	3,750
SunEdison Semiconductor Ltd. (a)	500	5,980
Teradyne, Inc.	1,100	26,818
Xcerra Corporation (a)	2,000	12,680
		123,448
Software - 1.7%
Progress Software Corporation	500	14,785
QAD, Inc. - Class A	654	18,966
TiVo Corporation (a)	100	2,025

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Information Technology - 13.4% (Continued)
Software - 1.7% (Continued)
Zynga, Inc. - Class A (a)	3,700	$10,582
		46,358
Technology Hardware, Storage & Peripherals - 0.1%
HP, Inc.	200	3,080

Materials - 9.2%
Chemicals - 4.0%
AgroFresh Solutions, Inc. (a)	800	2,240
Cabot Corporation	150	7,639
Chase Corporation	80	6,448
Core Molding Technologies, Inc. (a)	600	9,570
Huntsman Corporation	500	9,740
Koppers Holdings, Inc. (a)	100	3,835
OMNOVA Solutions, Inc. (a)	1,330	12,768
Rayonier Advanced Materials, Inc.	300	4,164
Stepan Company	400	32,468
Tredegar Corporation	700	15,610
Trinseo S.A.	100	5,855
		110,337
Construction Materials - 0.6%
United States Lime & Minerals, Inc.	220	15,961

Containers & Packaging - 2.6%
Greif, Inc. - Class A	600	30,822
Multi Packaging Solutions International Ltd. (a)	2,000	27,920
UFP Technologies, Inc. (a)	600	15,060
		73,802
Metals & Mining - 2.0%
AK Steel Holding Corporation (a)	1,900	17,347
Handy & Harman Ltd. (a)	100	2,310
Materion Corporation	600	23,010
Schnitzer Steel Industries, Inc. - Class A	500	13,950
		56,617
Real Estate - 2.2%
Real Estate Investment Trusts (REITs) - 2.2%
Acadia Realty Trust	450	14,877

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Real Estate - 2.2% (Continued)
Real Estate Investment Trusts (REITs) - 2.2% (Continued)
American Campus Communities, Inc.	50	$2,355
Communications Sales & Leasing, Inc.	100	2,493
CyrusOne, Inc.	100	4,268
DCT Industrial Trust, Inc.	150	6,893
Education Realty Trust, Inc.	100	4,060
Equity One, Inc.	300	8,958
Monogram Residential Trust, Inc.	200	2,106
New York REIT, Inc.	600	5,784
STORE Capital Corporation	300	7,416
Vornado Realty Trust	20	1,955
		61,165
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	700	16,464
FairPoint Communications, Inc. (a)	100	1,665
		18,129
Wireless Telecommunication Services - 0.3%
United States Cellular Corporation (a)	250	9,408

Total Investments at Value - 95.0% (Cost $2,090,391)		$2,642,271

Other Assets in Excess of Liabilities - 5.0%		139,948

Net Assets - 100.0%		$2,782,219

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Consumer Discretionary - 18.1%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	1,700	$26,622
Metaldyne Performance Group, Inc.	100	2,020
		28,642
Automobiles - 0.3%
Winnebago Industries, Inc.	200	6,490

Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc. - Class A (a)	200	3,614
Bridgepoint Education, Inc. (a)	117	1,189
Career Education Corporation (a)	300	2,997
		7,800
Hotels, Restaurants & Leisure - 5.4%
Bloomin' Brands, Inc.	800	14,880
Bojangles', Inc. (a)	700	12,530
Caesars Acquisition Company - Class A (a)	900	10,800
Century Casinos, Inc. (a)	1,975	13,627
Eldorado Resorts, Inc. (a)	700	9,625
Isle of Capri Casinos, Inc. (a)	300	6,726
Nathan's Famous, Inc. (a)	100	6,185
Potbelly Corporation (a)	1,300	17,745
RCI Hospitality Holdings, Inc.	300	3,654
Scientific Games Corporation - Class A (a)	2,000	29,500
Speedway Motorsports, Inc.	100	2,049
		127,321
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	200	6,900
Hooker Furniture Corporation	300	8,190
Tupperware Brands Corporation	200	11,088
ZAGG, Inc. (a)	500	3,300
		29,478
Internet & Direct Marketing Retail - 1.4%
Groupon, Inc. - Class A (a)	1,100	4,367
Nutrisystem, Inc.	800	29,400
		33,767

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Consumer Discretionary - 18.1% (Continued)
Leisure Products - 0.1%
Sturm, Ruger & Company, Inc.	50	$2,570

Media - 3.2%
DISH Network Corporation - Class A (a)	50	2,873
Lee Enterprises, Inc. (a)	3,300	10,065
MSG Networks, Inc. - Class A (a)	1,800	36,810
Starz - Series A (a)	500	16,930
TEGNA, Inc.	200	4,486
tronc, Inc.	300	3,906
		75,070
Specialty Retail - 4.4%
American Eagle Outfitters, Inc.	200	3,312
Chico's FAS, Inc.	2,575	39,423
GNC Holdings, Inc. - Class A	300	4,335
Haverty Furniture Companies, Inc.	500	10,800
Select Comfort Corporation (a)	1,600	36,192
Tilly's, Inc. - Class A (a)	1,046	10,324
		104,386
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Company	250	14,217

Consumer Staples - 2.8%
Food & Staples Retailing - 1.3%
SpartanNash Company	350	12,674
SUPERVALU, Inc. (a)	1,700	7,888
Village Super Market, Inc. - Class A	100	3,453
Weis Markets, Inc.	150	8,355
		32,370
Food Products - 0.1%
Rocky Mountain Chocolate Factory, Inc.	200	2,038

Household Products - 0.8%
HRG Group, Inc. (a)	1,200	18,672

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Consumer Staples - 2.8% (Continued)
Personal Products - 0.6%
Medifast, Inc.	350	$13,678

Energy - 1.4%
Energy Equipment & Services - 0.4%
Dawson Geophysical Company (a)	400	3,140
Gulf Island Fabrication, Inc.	300	3,555
RigNet, Inc. (a)	100	1,725
		8,420
Oil, Gas & Consumable Fuels - 1.0%
EP Energy Corporation - Class A (a)	100	531
Midstates Petroleum Company, Inc. (a)	100	2,015
Murphy Oil Corporation	100	3,391
ONEOK, Inc.	150	8,239
Southwestern Energy Company (a)	500	5,675
Westmoreland Coal Company (a)	300	5,196
		25,047
Financials - 0.5%
Capital Markets - 0.2%
Charles Schwab Corporation (The)	100	3,866

Consumer Finance - 0.3%
LendingClub Corporation (a)	1,300	7,358

Health Care - 19.4%
Biotechnology - 8.3%
AbbVie, Inc.	270	16,416
Alexion Pharmaceuticals, Inc. (a)	40	4,904
ARIAD Pharmaceuticals, Inc. (a)	1,100	14,828
Biogen, Inc. (a)	20	5,881
BioSpecifics Technologies Corporation (a)	50	2,468
Celgene Corporation (a)	80	9,481
Coherus Biosciences, Inc. (a)	700	18,830
Cytokinetics, Inc. (a)	200	2,400
FibroGen, Inc. (a)	500	11,075
Genomic Health, Inc. (a)	400	12,172
Halozyme Therapeutics, Inc. (a)	900	10,629

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Health Care - 19.4% (Continued)
Biotechnology - 8.3% (Continued)
Ironwood Pharmaceuticals, Inc. - Class A (a)	2,300	$35,892
Lexicon Pharmaceuticals, Inc. (a)	200	3,046
Medgenics, Inc. (a)	359	1,845
Pfenex, Inc. (a)	100	927
Progenics Pharmaceuticals, Inc. (a)	1,100	9,845
Regeneron Pharmaceuticals, Inc. (a)	10	3,792
Repligen Corporation (a)	150	4,830
SciClone Pharmaceuticals, Inc. (a)	300	2,985
Seattle Genetics, Inc. (a)	210	13,610
TESARO, Inc. (a)	40	5,428
Versartis, Inc. (a)	300	3,735
Vertex Pharmaceuticals, Inc. (a)	20	1,632
		196,651
Health Care Equipment & Supplies - 4.7%
Accuray, Inc. (a)	4,224	21,331
AngioDynamics, Inc. (a)	1,500	24,450
Electromed, Inc. (a)	400	1,548
FONAR Corporation (a)	100	2,000
Halyard Health, Inc. (a)	200	7,430
Hill-Rom Holdings, Inc.	510	27,204
Hologic, Inc. (a)	350	13,398
Insulet Corporation (a)	50	1,683
Lantheus Holdings, Inc. (a)	823	7,489
Meridian Bioscience, Inc.	300	5,190
		111,723
Health Care Providers & Services - 3.0%
Alliance HealthCare Services, Inc. (a)	200	1,520
American Renal Associates Holdings, Inc. (a)	221	5,397
BioTelemetry, Inc. (a)	400	7,780
Civitas Solutions, Inc. (a)	400	6,700
CorVel Corporation (a)	150	4,830
Express Scripts Holding Company (a)	60	4,553
Five Star Quality Care, Inc. (a)	1,800	4,140
HMS Holdings Corporation (a)	1,100	20,152
Kindred Healthcare, Inc.	319	2,121
National Research Corporation - Class A	367	5,872

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Health Care - 19.4% (Continued)
Health Care Providers & Services - 3.0% (Continued)
Psychemedics Corporation	100	$2,499
Quorum Health Corporation (a)	1,000	5,720
		71,284
Health Care Technology - 1.2%
HealthStream, Inc. (a)	300	7,518
Quality Systems, Inc.	1,300	17,056
Simulations Plus, Inc.	500	4,725
		29,299
Life Sciences Tools & Services - 0.8%
Bruker Corporation	200	4,536
Charles River Laboratories International, Inc. (a)	60	4,266
INC Research Holdings, Inc. - Class A (a)	50	2,475
PRA Health Sciences, Inc. (a)	90	4,835
Quintiles IMS Holdings, Inc. (a)	38	2,919
		19,031
Pharmaceuticals - 1.4%
Akorn, Inc. (a)	300	6,366
Corcept Therapeutics, Inc. (a)	2,500	20,975
Depomed, Inc. (a)	200	3,820
Phibro Animal Health Corporation - Class A	100	2,745
		33,906
Industrials - 19.0%
Aerospace & Defense - 0.9%
Moog, Inc. - Class A (a)	150	10,475
National Presto Industries, Inc.	120	11,418
		21,893
Airlines - 0.6%
Hawaiian Holdings, Inc. (a)	300	15,405

Building Products - 2.1%
American Woodmark Corporation (a)	40	3,066
Armstrong Flooring, Inc. (a)	900	16,857
Builders FirstSource, Inc. (a)	300	3,318
Continental Building Products, Inc. (a)	300	6,720
NCI Building Systems, Inc. (a)	283	4,726

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Industrials - 19.0% (Continued)
Building Products - 2.1% (Continued)
Ply Gem Holdings, Inc. (a)	1,000	$15,250
		49,937
Commercial Services & Supplies - 3.8%
Brady Corporation - Class A	250	9,187
Deluxe Corporation	280	18,956
Kimball International, Inc. - Class B	2,551	38,265
Quad/Graphics, Inc.	300	8,439
SP Plus Corporation (a)	400	11,100
Steelcase, Inc. - Class A	300	4,665
		90,612
Construction & Engineering - 1.6%
Argan, Inc.	100	6,045
Dycom Industries, Inc. (a)	120	8,787
Jacobs Engineering Group, Inc. (a)	60	3,721
MasTec, Inc. (a)	300	11,385
Sterling Construction Company, Inc. (a)	900	7,461
		37,399
Electrical Equipment - 2.2%
Allied Motion Technologies, Inc.	200	4,276
Belden, Inc.	140	10,346
EnerSys	40	3,183
General Cable Corporation	1,830	34,313
		52,118
Machinery - 4.0%
Alamo Group, Inc.	40	2,923
Altra Industrial Motion Corporation	350	12,250
Commercial Vehicle Group, Inc. (a)	1,952	10,014
Gencor Industries, Inc. (a)	450	6,322
Global Brass & Copper Holdings, Inc.	600	17,190
Hillenbrand, Inc.	200	7,000
Lydall, Inc. (a)	100	5,970
Manitowoc Foodservice, Inc. (a)	100	1,774
Navistar International Corporation (a)	1,000	30,760
		94,203
Professional Services - 0.9%
Acacia Research Corporation	2,000	13,800

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Industrials - 19.0% (Continued)
Professional Services - 0.9% (Continued)
GP Strategies Corporation (a)	100	$2,625
On Assignment, Inc. (a)	100	4,129
		20,554
Road & Rail - 2.1%
Avis Budget Group, Inc. (a)	400	15,316
Swift Transportation Company (a)	700	17,479
YRC Worldwide, Inc. (a)	1,400	17,752
		50,547
Trading Companies & Distributors - 0.8%
H&E Equipment Services, Inc.	500	9,205
HD Supply Holdings, Inc. (a)	250	9,810
		19,015
Information Technology - 24.5%
Communications Equipment - 1.0%
ARRIS International plc (a)	150	4,304
Digi International, Inc. (a)	500	6,700
Extreme Networks, Inc. (a)	2,100	8,883
InterDigital, Inc.	20	1,584
NETGEAR, Inc. (a)	50	2,685
		24,156
Electronic Equipment, Instruments & Components - 0.7%
Image Sensing Systems, Inc. (a)	600	2,190
Itron, Inc. (a)	50	3,210
Knowles Corporation (a)	400	6,412
Methode Electronics, Inc.	150	5,543
		17,355
Internet Software & Services - 6.1%
Autobytel, Inc. (a)	124	1,717
Carbonite, Inc. (a)	200	3,700
Care.com, Inc. (a)	200	1,704
DHI Group, Inc. (a)	4,100	25,010
EarthLink Holdings Corporation	2,500	13,200
Endurance International Group Holdings, Inc. (a)	2,800	22,260
GTT Communications, Inc. (a)	300	7,620
LivePerson, Inc. (a)	1,800	14,400
MeetMe, Inc. (a)	1,400	6,748

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Information Technology - 24.5% (Continued)
Internet Software & Services - 6.1% (Continued)
NIC, Inc.	400	$10,040
Quotient Technology, Inc. (a)	100	1,280
Rocket Fuel, Inc. (a)	4,000	7,280
Travelzoo, Inc. (a)	900	10,125
Web.com Group, Inc. (a)	400	6,380
XO Group, Inc. (a)	700	12,936
		144,400
IT Services - 6.1%
Cardtronics plc - Class A (a)	50	2,474
Convergys Corporation	700	18,109
CSG Systems International, Inc.	400	17,800
EVERTEC, Inc.	400	7,300
Lionbridge Technologies, Inc. (a)	2,147	10,778
MAXIMUS, Inc.	100	5,529
NeuStar, Inc. - Class A (a)	250	6,062
TeleTech Holdings, Inc.	200	5,750
Teradata Corporation (a)	750	20,137
Unisys Corporation (a)	3,100	46,035
VeriFone Systems, Inc. (a)	300	5,067
		145,041
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries, Inc. (a)	50	2,760
Alpha & Omega Semiconductor Ltd. (a)	300	6,525
AXT, Inc. (a)	700	3,360
Cirrus Logic, Inc. (a)	50	2,750
Cohu, Inc.	800	9,960
Entegris, Inc. (a)	100	1,795
IXYS Corporation	400	4,680
MaxLinear, Inc. - Class A (a)	600	12,258
Microsemi Corporation (a)	250	13,688
Nanometrics, Inc. (a)	100	2,391
Semtech Corporation (a)	300	8,430
Synaptics, Inc. (a)	300	16,374
Teradyne, Inc.	100	2,438
Texas Instruments, Inc.	100	7,393

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Information Technology - 24.5% (Continued)
Semiconductors & Semiconductor Equipment - 4.1% (Continued)
Xcerra Corporation (a)	500	$3,170
		97,972
Software - 5.4%
A10 Networks, Inc. (a)	300	2,460
American Software, Inc. - Class A	2,600	28,652
Aspen Technology, Inc. (a)	100	5,283
Barracuda Networks, Inc. (a)	200	4,408
Blackbaud, Inc.	50	3,139
CDK Global, Inc.	140	8,078
EnerNOC, Inc. (a)	400	2,360
Fair Isaac Corporation	80	9,095
Interactive Intelligence Group, Inc. (a)	150	9,067
Jive Software, Inc. (a)	4,911	18,662
Manhattan Associates, Inc. (a)	200	10,480
Mitek Systems, Inc. (a)	600	3,360
Progress Software Corporation	300	8,871
SS&C Technologies Holdings, Inc.	100	3,001
Synchronoss Technologies, Inc. (a)	200	9,696
VASCO Data Security International, Inc. (a)	100	1,450
		128,062
Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology, Inc. (a)	2,800	11,788
NCR Corporation (a)	350	13,563
		25,351
Materials - 9.8%
Chemicals - 4.8%
Chase Corporation	510	41,106
Chemours Company (The)	100	2,472
Core Molding Technologies, Inc. (a)	500	7,975
Koppers Holdings, Inc. (a)	150	5,752
OMNOVA Solutions, Inc. (a)	1,311	12,586
PolyOne Corporation	100	3,297
Rayonier Advanced Materials, Inc.	100	1,388
Stepan Company	120	9,740
Tredegar Corporation	300	6,690

ALAMBIC SMALL CAP GROWTH PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Materials - 9.8% (Continued)
Chemicals - 4.8% (Continued)
Trinseo S.A.	400	$23,420
		114,426
Construction Materials - 1.6%
Headwaters, Inc. (a)	1,400	33,180
United States Lime & Minerals, Inc.	60	4,353
		37,533
Containers & Packaging - 3.4%
AEP Industries, Inc.	160	18,856
Greif, Inc. - Class A	550	28,253
Multi Packaging Solutions International Ltd. (a)	1,100	15,356
Silgan Holdings, Inc.	250	12,378
UFP Technologies, Inc. (a)	200	5,020
		79,863
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
FairPoint Communications, Inc. (a)	700	11,655

Total Investments at Value - 96.0% (Cost $1,836,360)		$2,280,581

Other Assets in Excess of Liabilities - 4.0%		95,769

Net Assets - 100.0%		$2,376,350

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

1.	Securities Valuation

Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2016:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$2,642,271	$-	$-	$2,642,271

Alambic Small Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$2,280,581	$-	$-	$2,280,581

ALAMBIC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2016:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund

Tax cost of portfolio investments	$2,114,615	$1,844,740

Gross unrealized appreciation	$544,421	$455,979
Gross unrealized depreciation	(16,765)	(20,138)

Net unrealized appreciation	$527,656	$435,841

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCKS — 95.4%	Shares	Value
Consumer Discretionary — 13.3%
Auto Components - 1.5%
GKN plc (a)	165,000	$638,428

Hotels, Resturants & Leisure - 2.1%
InterContinental Hotels Group plc - ADR	21,071	870,443

Media - 5.5%
Comcast Corporation - Class A	19,260	1,338,763
Sky plc (a)	101,640	992,308
		2,331,071
Specialty Retail - 1.8%
Williams-Sonoma, Inc.	13,745	752,951

Textiles, Apparel & Luxury Goods - 2.4%
LVMH Moet Hennessy Louis Vuitton SE (a)	5,720	1,038,763

Consumer Staples — 13.8%
Beverages - 3.8%
Anheuser-Busch InBev SA/NV - ADR	6,200	640,274
Diageo plc - ADR	9,777	989,823
		1,630,097
Food & Staples Retailing - 2.5%
Walgreens Boots Alliance, Inc.	12,500	1,059,125

Food Products - 7.5%
Danone SA (a)	16,650	1,042,796
Nestlé SA - ADR	13,995	941,863
Unilever plc - ADR	29,365	1,174,013
		3,158,672
Energy — 10.2%
Energy Equipment & Services - 2.0%
Schlumberger Ltd.	10,246	861,176

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.4% (Continued)	Shares	Value
Energy — 10.2% (Continued)
Oil, Gas & Consumable Fuels - 8.2%
BP plc - ADR	26,225	$918,137
Enbridge, Inc.	20,000	841,412
Enterprise Products Partners, L.P.	41,325	1,071,557
Valero Energy Corporation	10,620	653,767
		3,484,873
Financials — 15.6%
Banks - 7.3%
BB&T Corporation	23,370	1,057,493
Royal Bank of Canada	13,000	842,660
Wells Fargo & Company	22,495	1,190,435
		3,090,588
Insurance - 8.3%
Allianz SE (a)	5,140	816,742
American International Group, Inc.	13,400	848,622
Chubb Ltd.	7,790	997,120
Swiss Re AG (a)	9,400	864,570
		3,527,054
Health Care — 11.8%
Health Care Equipment & Supplies- 2.1%
Abbott Laboratories	23,065	878,085

Pharmaceuticals - 9.7%
Bayer AG (a)	4,300	404,916
Johnson & Johnson	6,700	745,710
Novartis AG - ADR	7,895	542,860
Pfizer, Inc.	26,900	864,566
Roche Holdings AG - ADR	27,000	749,520
Sanofi - ADR	20,000	804,000
		4,111,572
Industrials — 10.8%
Air Freight & Logistics - 3.0%
United Parcel Service, Inc. - Class B	10,980	1,272,802

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.4% (Continued)	Shares	Value
Industrials — 10.8% (Continued)
Commercial Services & Supplies - 3.1%
Johnson Controls International plc	29,443	$1,324,346

Electrical Equipment - 2.0%
Eaton Corporation plc	13,089	870,549

Machinery - 2.7%
Stanley Black & Decker, Inc.	9,585	1,137,069

Information Technology — 10.5%
Communications Equipment - 0.9%
Cisco Systems, Inc.	12,500	372,750

Semiconductors & Semiconductor Equipment - 5.0%
QUALCOMM, Inc.	14,925	1,016,840
Texas Instruments, Inc.	14,805	1,094,534
		2,111,374
Software - 2.4%
Microsoft Corporation	17,280	1,041,293

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	8,330	920,632

Materials — 2.5%
Chemicals - 2.5%
Dow Chemical Company (The)	19,040	1,060,909

Real Estate — 2.5%
Equity Real Estate Investment Trusts - 2.5%
Crown Castle International Corporation	7,500	625,950
Hammerson plc (a)	61,400	417,025
		1,042,975

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.4% (Continued)	Shares	Value
Telecommunication Services — 4.4%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	18,105	$903,440

Wireless Telecommunication Services - 2.3%
Vodafone Group plc - ADR	40,340	985,910

Total Common Stocks (Cost $39,386,539)		$40,476,947

PREFERRED STOCKS — 3.7%	Shares	Value
Financials — 3.7%
Banks - 3.7%
Bank of America Corporation	32,000	$820,800
Wells Fargo & Company	31,573	760,278
Total Preferred Stocks (Cost $1,610,829)		$1,581,078

MONEY MARKET FUNDS — 0.6%	Shares	Value
First American Government Obligations Fund -
Class Z, 0.25% (b) (Cost $239,642)	239,642	$239,642

Total Investments at Value — 99.7% (Cost $41,237,010)		$42,297,667

Other Assets in Excess of Liabilities — 0.3%		121,969

Net Assets — 100.0%		$42,419,636

ADR - American Depositary Receipt

(a)	Fair value priced (Note 1). Fair valued securities totaled $6,215,548 at November 30, 2016, representing 14.7% of net assets.
(b)	The rate shown is the 7-day effective yield as of November 30, 2016.

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
November 30, 2016 (Unaudited)

Country	Values	% of Net Assets

United States	$19,907,293	46.9%
United Kingdom	6,986,087	16.5%
Switzerland	4,095,933	9.6%
France	2,885,559	6.8%
Ireland	2,194,895	5.2%
Canada	1,684,072	4.0%
Germany	1,221,658	2.9%
Netherlands	861,176	2.0%
Belgium	640,274	1.5%
	$40,476,947	95.4%

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

1.	Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The Fund generally values its listed securities based on the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities. Foreign securities that are principally traded in non-U.S. markets that close at different times than U.S. markets are typically fair valued and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Foreign securities actively traded in non-U.S. markets are classified as Level 2 despite the availability of closing prices because such securities are fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

	Level 1	Level 2	Level 3	Total

Common Stocks	$34,261,399	$6,215,548	$-	$40,476,947
Preferred Stocks	1,581,078	-	-	1,581,078
Money Market Funds	239,642	-	-	239,642
Total	$36,082,119	$6,215,548	$-	$42,297,667

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2016, the Fund did not have any transfers between Levels. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2016:

Tax cost of portfolio investments	$41,291,917

Gross unrealized appreciation	$2,682,437
Gross unrealized depreciation	(1,676,687)

Net unrealized appreciation	$1,005,750

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund and the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4.	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, adverse economic developments, and higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may limit gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar-denominated debt, thereby increasing credit risk of such debt. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.\

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCKS - 74.0%	Shares	Value
Consumer Discretionary - 3.2%
Automobiles - 1.4%
Tata Motors Ltd. - ADR	500	$16,535

Internet & Direct Marketing Retail - 1.8%
Vipshop Holdings Ltd. - ADR (a)	2,000	22,440

Energy - 21.5%
Oil, Gas & Consumable Fuels - 21.5%
China Petroleum & Chemical Corporation - ADR	500	36,100
CNOOC Ltd. - ADR	300	39,714
Ecopetrol S.A. - ADR (a)	2,000	17,120
PetroChina Company Ltd. - ADR	500	35,270
Petroleo Brasileiro S.A. - ADR (a)	2,500	27,175
Sasol Ltd. - ADR	1,500	39,990
YPF S.A. - ADR (b)	4,000	67,960
		263,329
Financials - 4.7%
Insurance - 4.7%
China Life Insurance Company Ltd. - ADR	4,000	58,000

Health Care - 6.5%
Pharmaceuticals - 6.5%
Dr. Reddy's Laboratories Ltd. - ADR (b)	800	37,384
Teva Pharmaceutical Industries Ltd. - ADR (b)	1,100	41,470
		78,854
Industrials - 7.0%
Airlines - 1.2%
Controladora Vuela Cia de Aviacion S.A.B de C.V. - ADR (a)	1,000	14,650

Building Products - 5.8%
CEMEX, S.A.B. de C.V. - ADR (a)	9,000	70,290

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 74.0% (Continued)	Shares	Value
Information Technology - 7.2%
Internet Software & Services - 3.1%
Alibaba Group Holding Ltd. - ADR (a)	400	$37,608

IT Services - 1.2%
Infosys Ltd. - ADR	1,000	14,480

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Semiconductor Engineering, Inc. - ADR	4,000	21,480
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	500	14,845
		36,325
Materials - 13.4%
Chemicals - 7.1%
Braskem S.A. - Class A - ADR	1,500	24,465
Sociedad Quimica y Minera de Chile S.A. - ADR	2,200	62,964
		87,429
Metals & Mining - 6.3%
AngloGold Ashanti Ltd. - ADR (a)	1,000	10,940
Compania de Minas Buenaventura S.A. - ADR	2,000	22,340
Gold Fields Ltd. - ADR	10,000	30,700
Sibanye Gold Ltd. - ADR	1,500	12,465
		76,445
Telecommunication Services - 10.5%
Diversified Telecommunication Services - 5.6%
Telecom Argentina S.A. - ADR	2,000	36,000
Telefonica Brasil S.A. - ADR	2,500	32,625
		68,625
Wireless Telecommunication Services - 4.9%
China Mobile Ltd. - ADR (b)	1,100	60,159

Total Common Stocks (Cost $844,585)		$905,169

EXCHANGE-TRADED FUNDS - 8.3%	Shares	Value
iShares MSCI Emerging Markets ETF	500	$17,750
iShares MSCI Mexico Capped ETF (b)	1,200	52,944

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 8.3% (Continued)	Shares	Value
iShares MSCI South Africa ETF	600	$30,504
Total Exchange-Traded Funds (Cost $108,791)		$101,198

PURCHASED OPTION CONTRACTS - 1.4%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 1.2%
Alibaba Group Holding Ltd.	02/17/17	$100.00	5	$1,330
iShares China Large-Cap ETF	12/16/16	39.00	50	900
iShares China Large-Cap ETF	12/23/16	38.00	50	2,700
iShares China Large-Cap ETF	01/20/17	37 .00	20	2,420
iShares MSCI Brazil Index	12/16/16	39.00	40	160
iShares MSCI Brazil Index	01/20/17	37.00	15	660
iShares MSCI Brazil Index	03/17/17	36.00	25	3,175
iShares MSCI Emerging Markets Index Fund	01/20/17	37 .00	60	1,740
iShares MSCI Mexico Capped ETF	12/16/16	51.00	20	40
iShares MSCI Mexico Capped ETF	12/16/16	53.00	20	20
iShares MSCI Mexico Capped ETF	01/20/17	48.00	20	300
iShares MSCI Mexico Capped ETF	03/17/17	47.00	15	1,380
				14,825
Put Option Contracts - 0.2%
iShares MSCI EAFE ETF	01/20/17	55.00	10	740
iShares Russell 2000 Index Fund	12/16/16	110.00	10	20
SPDR® Dow Jones Industrial Average ETF Trust (c)	12/30/16	185.00	10	830
SPDR® S&P® 500 ETF Trust	12/16/16	205.00	10	210
SPDR® S&P® 500 ETF Trust	12/16/16	210.00	5	205
				2,005

Total Purchased Option Contracts (Cost $32,863)				$16,830

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 10.2%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b) (Cost $124,769)	04/27/17	0.453%(d)	$125,000	$124,720

Total Investments at Value - 93.9% (Cost $1,111,008)				$1,147,917

Other Assets in Excess of Liabilities (e) - 6.1%				74,913

Net Assets - 100.0%				$1,222,830

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the security has been committed as collateral for open short positions.
(c)	All or a portion of the security covers written option contracts.
(d)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SUMMARY OF COMMON STOCKS AND EXCHANGE-TRADED FUNDS BY COUNTRY
November 30, 2016 (Unaudited)

Country	Value	% of Net Assets
Mexico	$137,884	11.3%
South Africa	124,599	10.2%
China	108,978	8.9%
Argentina	103,960	8.5%
Hong Kong	99,873	8.2%
Brazil	84,265	6.9%
India	68,399	5.6%
Chile	62,964	5.2%
United States	58,000	4.7	%(a)
Israel	41,470	3.4%
Taiwan Province of China	36,325	3.0%
Cayman Islands	22,440	1.8%
Peru	22,340	1.8%
Other	17,750	1.4%
Colombia	17,120	1.4%
	$1,006,367	82.3%

See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2016 (Unaudited)

COMMON STOCKS - 2.2%	Shares	Value
Industrials - 2.2%
Airlines - 2.2%
Copa Holdings, S.A. - Class A (Proceeds $27,251)	300	$26,661

EXCHANGE-TRADED FUNDS - 19.8%	Shares	Value
iShares MSCI EAFE ETF	1,500	$85,185
iShares MSCI India ETF	1,000	26,930
iShares MSCI Singapore Capped ETF	1,500	31,575
iShares MSCI South Korea Capped ETF	1,000	53,260
ProShares Short VIX Short-Term Futures ETF	300	25,401
VanEck Vectors Russia ETF	1,000	19,610
Total Exchange-Traded Funds (Proceeds $236,596)		$241,961

Total Securities Sold Short - 22.0% (Proceeds $263,847)		$268,622

See accompanying notes to Schedules of Investments.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SUMMARY OF COMMON STOCKS AND ETFs SOLD SHORT BY COUNTRY
November 30, 2016 (Unaudited)

Country	Value	% of Net Assets
Other	$110,586	9.0%
South Korea	53,260	4.4%
Singapore	31,575	2.6%
India	26,930	2.2%
Panama	26,661	2.2%
Russia	19,610	1.6%
	$268,622	22.0%

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
November 30, 2016 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Put Option Contracts
SPDR® Dow Jones Industrial Average ETF Trust	12/30/16	$175.00	10	$240	$632

See accompanying notes to Schedules of Investments.

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCKS - 81.3%	Shares	Value
Consumer Discretionary – 23.6%
Diversified Consumer Services - 1.4%
Apollo Education Group, Inc. (a)	2,000	$18,860

Leisure Products - 0.4%
Performance Sports Group Ltd. (a)	2,500	4,675

Media - 17.8%
Carmike Cinemas, Inc. (a)	1,500	50,700
Media General, Inc. (a)	4,000	73,480
Starz - Series A (a)	1,000	33,860
Time Warner, Inc.	500	45,910
Time, Inc.	500	8,100
tronc, Inc.	1,900	24,738
		236,788
Specialty Retail - 2.3%
Cabela's, Inc. (a)	500	31,120

Textiles, Apparel & Luxury Goods - 1.7%
Michael Kors Holdings Ltd. (a)	500	23,245

Consumer Staples - 0.8%
Tobacco - 0.8%
Reynolds American, Inc.	200	10,820

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Apache Corporation	500	32,975
ConocoPhillips	500	24,260
SM Energy Company	300	11,958
		69,193
Health Care - 11.9%
Biotechnology - 6.3%
ACADIA Pharmaceuticals, Inc. (a)	400	10,796

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Health Care - 11.9% (Continued)
Biotechnology - 6.3% (Continued)
BioMarin Pharmaceutical, Inc. (a)	200	$17,126
Clovis Oncology, Inc. (a)	800	27,416
Heron Therapeutics, Inc. (a)	1,000	15,350
Sarepta Therapeutics, Inc. (a)	400	13,704
		84,392
Health Care Equipment & Supplies - 1.2%
St. Jude Medical, Inc.	200	15,840

Health Care Providers & Services - 2.2%
Cigna Corporation	100	13,474
Tenet Healthcare Corporation (a)	1,000	15,230
		28,704
Pharmaceuticals - 2.2%
Depomed, Inc. (a)	1,500	28,650

Industrials - 8.8%
Aerospace & Defense - 4.0%
United Technologies Corporation (b)	500	53,860

Airlines - 2.1%
Virgin America, Inc. (a) (b)	500	28,250

Electrical Equipment - 1.0%
Rockwell Automation, Inc.	100	13,371

Machinery - 1.7%
Rexnord Corporation (a)	1,000	22,000

Information Technology - 18.1%
Electronic Equipment, Instruments & Components - 0.8%
Ingram Micro, Inc. - Class A (a)	300	11,232

Internet Software & Services - 6.7%
LinkedIn Corporation - Class A (a)	200	39,048
Twitter, Inc. (a)	500	9,245

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Information Technology - 18.1% (Continued)
Internet Software & Services - 6.7% (Continued)
Yahoo!, Inc. (a)	1,000	$41,020
		89,313
Semiconductors & Semiconductor Equipment - 9.7%
Cypress Semiconductor Corporation	3,000	33,750
Marvell Technology Group Ltd.	2,500	35,850
Micron Technology, Inc. (a)	2,000	39,060
NXP Semiconductors N.V. (a)	200	19,830
		128,490
Software - 0.9%
Imperva, Inc. (a)	300	11,445

Materials - 8.2%
Chemicals - 8.2%
Ferro Corporation (a)	2,500	37,000
Monsanto Company	200	20,542
Syngenta AG - ADR	400	30,568
Valspar Corporation (The)	200	20,418
		108,528
Telecommunication Services - 4.7%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	1,000	38,630
CenturyLink, Inc.	1,000	23,520
		62,150

Total Common Stocks (Cost $999,070)		$1,080,926

EXCHANGE-TRADED FUNDS - 1.6%	Shares	Value
United States Oil Fund, L.P. (a) (c) (Cost $20,270)	2,000	$21,860

PURCHASED OPTION CONTRACTS - 2.5%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.3%
Apache Corporation (c)	12/16/16	$65.00	15	$4,230

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 2.5% (Continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.3% (Continued)
BioMarin Pharmaceutical, Inc.	12/16/16	$95.00	15	$750
CBS Corporation	12/16/16	61.00	10	1,040
ConocoPhillips	12/16/16	46.00	5	1,585
Cypress Semiconductor Corporation	12/16/16	11.00	50	2,750
Depomed, Inc.	03/17/17	30.00	20	4,350
Heron Therapeutics, Inc.	12/16/16	20.00	30	300
Integrated Device Technology, Inc.	01/20/17	25.00	10	570
Marvell Technology Group Ltd.	12/16/16	14.00	60	3,660
Michael Kors Holdings Ltd.	12/16/16	50.00	10	680
Micron Technology, Inc.	12/16/16	18.00	40	6,880
NetApp, Inc.	12/16/16	35.00	10	2,010
Sprint Corporation	12/16/16	8.00	40	1,000
Twitter, Inc. (c)	12/16/16	20.00	10	360
Twitter, Inc. (c)	12/16/16	25.00	10	50
Vertex Pharmaceuticals, Inc.	12/16/16	95.00	5	350
Walt Disney Company (The)	12/16/16	99.00	5	580
				31,145
Put Option Contracts - 0.2%
Best Buy Company, Inc.	12/16/16	44.00	10	580
iShares Russell 2000 Index Fund	12/16/16	110.00	5	10
SPDR® Dow Jones Industrial Average ETF Trust (c)	12/30/16	185.00	15	1,245
SPDR® S&P® 500 ETF Trust	12/16/16	205.00	10	210
SPDR® S&P® 500 ETF Trust	12/16/16	210.00	5	205
				2,250

Total Purchased Option Contracts (Cost $28,315)				$33,395

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 7.5%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b) (Cost $99,815)	04/27/17	0.453%(d)	$100,000	$99,776

Total Investments at Value - 92.9% (Cost $1,147,470)				$1,235,957

Other Assets in Excess of Liabilities (e) - 7.1%				93,628

Net Assets - 100.0%				$1,329,585

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the security has been committed as collateral for open short positions.
(c)	All or a portion of the security covers written option contracts.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2016 (Unaudited)

COMMON STOCKS - 1.2%	Shares	Value
Consumer Discretionary - 1.2%
Media - 1.2%
Lions Gate Entertainment Corporation (Proceeds $14,801)	700	$16,380

EXCHANGE-TRADED FUNDS - 1.9%	Shares	Value
ProShares Short VIX Short-Term Futures ETF (Proceeds $23,699)	300	$25,401

Total Securities Sold Short - 3.1% (Proceeds $38,500)		$41,781

CASTLEMAINE EVENT DRIVEN FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
November 30, 2016 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Apache Corporation	12/16/16	$70.00	15	$1,170	$1,368
Twitter, Inc.	12/16/16	30.00	10	20	442
United States Oil Fund, L.P.	12/16/16	11.00	20	800	405
				1,990	2,215
Put Option Contracts
SPDR® Dow Jones Industrial Average ETF Trust	12/30/16	175.00	10	240	632

Total Written Option Contracts				$2,230	$2,847

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCKS - 86.7%	Shares	Value
Consumer Discretionary - 4.0%
Media - 1.7%
Walt Disney Company (The)	200	$19,824

Textiles, Apparel & Luxury Goods - 2.3%
Michael Kors Holdings Ltd. (a)	600	27,894

Energy - 13.1%
Oil, Gas & Consumable Fuels - 13.1%
Apache Corporation	500	32,975
ConocoPhillips	500	24,260
DHT Holdings, Inc.	10,000	35,500
Gener8 Maritime, Inc. (a)	6,000	24,360
Range Resources Corporation	700	24,626
SM Energy Company	400	15,944
		157,665
Financials - 3.6%
Banks - 2.8%
Citigroup, Inc.	600	33,834

Capital Markets - 0.8%
Legg Mason, Inc.	300	9,570

Health Care - 13.6%
Biotechnology - 10.2%
ACADIA Pharmaceuticals, Inc. (a)	400	10,796
Amgen, Inc.	200	28,814
BioMarin Pharmaceutical, Inc. (a)	300	25,689
Celgene Corporation (a)	300	35,553
Gilead Sciences, Inc.	300	22,110
		122,962
Pharmaceuticals - 3.4%
Depomed, Inc. (a)	400	7,640

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.7% (Continued)	Shares	Value
Health Care - 13.6% (Continued)
Pharmaceuticals - 3.4% (Continued)
Eli Lilly & Company	500	$33,560
		41,200
Industrials - 6.3%
Aerospace & Defense - 0.9%
United Technologies Corporation	100	10,772

Airlines - 2.5%
JetBlue Airways Corporation (a)	1,500	30,135

Electrical Equipment - 1.1%
Rockwell Automation, Inc.	100	13,371

Machinery - 1.8%
Rexnord Corporation (a)	1,000	22,000

Information Technology - 26.1%
Communications Equipment - 1.1%
Palo Alto Networks, Inc. (a)	100	13,437

Electronic Equipment, Instruments & Components - 4.4%
Corning, Inc.	1,500	36,045
Fitbit, Inc. - Class A (a)	2,000	16,720
		52,765
Semiconductors & Semiconductor Equipment - 10.2%
Canadian Solar, Inc. (a)	1,000	11,530
Cypress Semiconductor Corporation	3,000	33,750
Marvell Technology Group Ltd.	2,000	28,680
Micron Technology, Inc. (a)	2,000	39,060
SunPower Corporation (a)	1,500	10,140
		123,160
Software - 2.5%
Microsoft Corporation	500	30,130

Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc. (b)	500	55,260

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.7% (Continued)	Shares	Value
Information Technology - 26.1% (Continued)
Technology Hardware, Storage & Peripherals - 7.9% (Continued)
Seagate Technology plc	1,000	$40,100
		95,360
Materials - 9.9%
Chemicals - 2.3%
Mosaic Company (The)	1,000	28,400

Metals & Mining - 7.6%
BHP Billiton Ltd. - ADR (b) (c)	1,000	37,540
Newmont Mining Corporation	500	16,220
Rio Tinto plc - ADR (b) (c)	1,000	37,910
		91,670
Telecommunication Services - 7.7%
Diversified Telecommunication Services - 7.0%
CenturyLink, Inc.	1,500	35,280
Level 3 Communications, Inc. (a) (b)	900	49,563
		84,843
Wireless Telecommunication Services - 0.7%
Sprint Corporation (a)	1,000	7,840

Utilities - 2.4%
Multi-Utilities - 2.4%
Dominion Resources, Inc.	400	29,316

Total Common Stocks (Cost $997,425)		$1,046,148

EXCHANGE-TRADED FUNDS - 1.9%	Shares	Value
Financial Select Sector SPDR® Fund (Cost $19,362)	1,000	$22,510

PURCHASED OPTION CONTRACTS - 2.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.3%
Activision Blizzard, Inc.	02/17/17	$45.00	40	$1,320

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 2.8% (Continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.3% (Continued)
Amgen, Inc.	01/20/17	$160.00	20	$1,160
Apache Corporation (c)	12/16/16	65.00	10	2,820
Apple, Inc.	12/16/16	115.00	20	560
BioMarin Pharmaceutical, Inc.	12/16/16	95.00	5	250
CBS Corporation	12/16/16	61.00	5	520
Citigroup, Inc.	02/17/17	60.00	10	1,260
Corning, Inc.	12/16/16	24.00	20	840
Cypress Semiconductor Corporation	12/16/16	11.00	30	1,650
Financial Select Sector SPDR® Fund	01/20/17	22.00	40	3,440
Gilead Sciences, Inc.	12/30/16	80.00	5	115
Marvell Technology Group Ltd.	12/16/16	14.00	15	915
Michael Kors Holdings Ltd.	12/16/16	50.00	5	340
Micron Technology, Inc.	12/16/16	18.00	30	5,160
Newmont Mining Corporation	01/20/17	37.00	10	630
Oceaneering International, Inc.	01/20/17	30.00	10	400
SM Energy Company	12/16/16	35.00	5	2,750
SPDR® Gold Shares	12/16/16	130.00	15	30
VanEck Vectors Gold Miners ETF	12/16/16	25.00	15	60
Vulcan Materials Company	12/16/16	120.00	5	3,700
				27,920
Put Option Contracts - 0.5%
Autodesk, Inc.	01/20/17	60.00	10	450
Best Buy Company, Inc.	12/16/16	44.00	10	580
Energy Select Sector SPDR® Fund	01/20/17	70.00	10	830
iShares Russell 2000 Index Fund (c)	12/16/16	110.00	5	10
iShares Russell 2000 Index Fund (c)	12/16/16	131.00	10	1,750
SPDR® Dow Jones Industrial Average ETF Trust (c)	12/30/16	185.00	15	1,245
SPDR® S&P® 500 ETF Trust	12/16/16	205.00	10	210
SPDR® S&P® 500 ETF Trust	12/16/16	210.00	5	205
				5,280

Total Purchased Option Contracts (Cost $35,666)				$33,200

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 10.3%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b) (Cost $124,769)	04/27/17	0.453%(d)	$125,000	$124,720

Total Investments at Value - 101.7% (Cost $1,177,222)				$1,226,578

Liabilities in Excess of Other Assets (e) - (1.7%)				(19,960)

Net Assets - 100.0%				$1,206,618

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the security has been committed as collateral for open short positions.
(c)	All or a portion of the security covers written option contracts.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2016 (Unaudited)

COMMON STOCKS - 4.3%	Shares	Value
Consumer Discretionary - 1.9%
Automobiles - 1.0%
Harley-Davidson, Inc.	200	$12,178

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	300	10,917

Information Technology - 1.0%
Internet Software & Services - 1.0%
Facebook, Inc. - Class A	100	11,842

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
AvalonBay Communities, Inc.	100	16,449

Total Common Stocks (Proceeds $51,246)		$51,386

EXCHANGE-TRADED FUNDS - 7.9%	Shares	Value
Energy Select Sector SPDR® Fund	400	$29,772
ProShares Short VIX Short-Term Futures ETF	300	25,401
SPDR® S&P® Insurance ETF	500	40,355
Total Exchange-Traded Funds (Proceeds $83,702)		$95,528

Total Securities Sold Short - 12.2% (Proceeds $134,948)		$146,914

See accompanying notes to Schedules of Investments.

CASTLEMAINE LONG/SHORT FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
November 30, 2016 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Apache Corporation	12/16/16	$70.00	10	$780	$913
BHP Billiton Ltd.	12/16/16	39.00	10	600	662
Rio Tinto plc	12/16/16	40.00	10	550	1,094
				1,930	2,669
Put Option Contracts
iShares Russell 2000 Index Fund	12/16/16	127.00	10	700	557
SPDR® Dow Jones Industrial Average ETF Trust	12/30/16	175.00	10	240	632
				940	1,189

Total Written Option Contracts				$2,870	$3,858

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCKS - 85.2%	Shares	Value
Consumer Discretionary - 11.7%
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corporation	200	$23,854

Household Durables - 5.8%
Beazer Homes USA, Inc. (a)	2,500	33,700
Lennar Corporation - Class A	600	25,524
MDC Holdings, Inc.	500	13,440
		72,664
Media - 2.2%
CBS Corporation - Class B	300	18,216
Walt Disney Company (The)	100	9,912
		28,128
Textiles, Apparel & Luxury Goods - 1.8%
Michael Kors Holdings Ltd. (a)	500	23,245

Consumer Staples - 2.8%
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	500	35,215

Energy - 8.6%
Oil, Gas & Consumable Fuels - 8.6%
Chevron Corporation	200	22,312
ConocoPhillips	400	19,408
DHT Holdings, Inc.	7,000	24,850
Gener8 Maritime, Inc. (a)	3,000	12,180
Range Resources Corporation	500	17,590
SM Energy Company	300	11,958
		108,298
Financials - 5.3%
Banks - 4.8%
Bank of America Corporation	1,500	31,680
Citigroup, Inc.	500	28,195
		59,875

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.2% (Continued)	Shares	Value
Financials - 5.3% (Continued)
Capital Markets - 0.5%
Legg Mason, Inc.	200	$6,380

Health Care - 5.4%
Biotechnology - 3.8%
Celgene Corporation (a)	400	47,404

Pharmaceuticals - 1.6%
Eli Lilly & Company	300	20,136

Industrials - 11.7%
Aerospace & Defense - 5.6%
Boeing Company (The) (c)	400	60,224
United Technologies Corporation	100	10,772
		70,996
Airlines - 3.2%
JetBlue Airways Corporation (a)	2,000	40,180

Electrical Equipment - 1.1%
Rockwell Automation, Inc.	100	13,371

Industrial Conglomerates - 1.8%
Honeywell International, Inc.	200	22,788

Information Technology - 22.4%
Communications Equipment - 2.4%
Cisco Systems, Inc. (b)	1,000	29,820

Electronic Equipment, Instruments & Components - 4.5%
Corning, Inc.	2,000	48,060
Fitbit, Inc. - Class A (a)	1,000	8,360
		56,420
Semiconductors & Semiconductor Equipment - 7.1%
Canadian Solar, Inc. (a)	1,000	11,530
Cypress Semiconductor Corporation	3,500	39,375

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.2% (Continued)	Shares	Value
Information Technology - 22.4% (Continued)
Semiconductors & Semiconductor Equipment - 7.1% (Continued)
Micron Technology, Inc. (a)	2,000	$39,060
		89,965
Software - 2.4%
Microsoft Corporation	500	30,130

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	400	44,208
Seagate Technology plc	800	32,080
		76,288
Materials - 8.6%
Metals & Mining - 8.6%
BHP Billiton Ltd. - ADR (b) (c)	1,000	37,540
Newmont Mining Corporation (b)	1,000	32,440
Rio Tinto plc - ADR (b) (c)	1,000	37,910
		107,890
Telecommunication Services - 7.0%
Diversified Telecommunication Services - 7.0%
AT&T, Inc.	500	19,315
CenturyLink, Inc.	1,500	35,280
Level 3 Communications, Inc. (a)	600	33,042
		87,637
Utilities - 1.7%
Multi-Utilities - 1.7%
Dominion Resources, Inc.	300	21,987

Total Common Stocks (Cost $946,747)		$1,072,671

EXCHANGE-TRADED FUNDS - 1.3%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $16,729)	200	$17,130

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 0.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.4%
Amgen, Inc.	01/20/17	$160.00	10	$580
Apple, Inc.	12/16/16	115.00	10	280
Financial Select Sector SPDR® Fund	01/20/17	22.00	20	1,720
Micron Technology, Inc.	12/16/16	18.00	10	1,720
SPDR® Gold Shares	12/16/16	130.00	15	30
VanEck Vectors Gold Miners ETF	12/16/16	25.00	5	20
				4,350
Put Option Contracts - 0.4%
Autodesk, Inc.	01/20/17	60 .00	10	450
Best Buy Company, Inc.	12/16/16	44.00	10	580
Energy Select Sector SPDR® Fund	01/20/17	70.00	10	830
iShares Russell 2000 Index Fund (c)	12/16/16	110.00	5	10
iShares Russell 2000 Index Fund (c)	12/16/16	131.00	10	1,750
SPDR® Dow Jones Industrial Average ETF Trust (c)	12/30/16	185.00	15	1,245
SPDR® S&P® 500 ETF Trust	12/16/16	205.00	10	210
SPDR® S&P® 500 ETF Trust	12/16/16	210.00	5	205
				5,280

Total Purchased Option Contracts (Cost $17,062)				$9,630

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS – 11.9%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b) (Cost $149,723)	04/27/17	0.453%(d)	$150,000	$149,664

Total Investments at Value - 99.2% (Cost $1,130,261)				$1,249,095

Other Assets in Excess of Liabilities (e) - 0.8%				10,218

Net Assets - 100.0%				$1,259,313

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the security has been committed as collateral for open short positions.
(c)	All or a portion of the security covers written option contracts.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2016 (Unaudited)

COMMON STOCKS - 6.3%	Shares	Value
Consumer Discretionary - 2.4%
Automobiles - 1.0%
Harley-Davidson, Inc.	200	$12,178

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	500	18,195

Information Technology - 1.0%
Internet Software & Services - 1.0%
Facebook, Inc. - Class A	100	11,842

Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
AvalonBay Communities, Inc.	100	16,449

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	400	19,960

Total Common Stocks (Proceeds $78,953)		$78,624

EXCHANGE-TRADED FUNDS - 15.5%	Shares	Value
Energy Select Sector SPDR® Fund	300	$22,329
iShares Russell 2000 ETF	300	39,483
iShares U.S. Home Construction ETF	1,000	27,370
iShares U.S. Telecommunications ETF	1,000	31,950
ProShares Short VIX Short-Term Futures ETF	400	33,868
SPDR® S&P® Insurance ETF	500	40,355
Total Exchange-Traded Funds (Proceeds $175,421)		$195,355

Total Securities Sold Short - 21.8% (Proceeds $254,374)		$273,979

See accompanying notes to Schedules of Investments.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS November 30, 2016 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
BHP Billiton Ltd.	12/16/16	$39.00	10	$600	$662
Boeing Company (The)	12/16/16	150.00	4	1,112	582
Rio Tinto plc	12/16/16	35.00	10	3,270	1,272
				4,982	2,516
Put Option Contracts
iShares Russell 2000 Index Fund	12/16/16	127.00	10	700	557
SPDR® Dow Jones Industrial Average ETF Trust	12/30/16	175.00	10	240	632
				940	1,189

CASTLEMAINE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

OPEN-END FUNDS - 81.9%			Shares	Value
Castlemaine Emerging Markets Opportunities Fund (a) (b)			20,000	$203,800
Castlemaine Event Driven Fund (a) (b)			20,000	221,600
Castlemaine Long/Short Fund (a) (b)			20,000	201,200
Castlemaine Market Neutral Fund (a) (b)			20,000	209,800
Total Open-End Funds (Cost $800,000)				$836,400

EXCHANGE-TRADED FUNDS - 13.7%			Shares	Value
Deutsche X-Trackers MSCI Europe Hedged Equity ETF (c)			500	$12,830
iShares iBoxx $ High Yield Corporate Bond ETF (c)			900	77,085
iShares TIPS Bond ETF (c)			300	34,038
ProShares UltraShort Euro (b)			600	16,020
Total Exchange-Traded Funds (Cost $133,243)				$139,973

PURCHASED OPTION CONTRACTS - 0.1%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.1%
United States Oil Fund, L.P. (Cost $1,032)	01/20/17	$13.00	50	$400

Total Investments at Value - 95.7% (Cost $934,275)				$976,773

Other Assets in Excess of Liabilities - 4.3%				44,184

Net Assets - 100.0%				$1,020,957

(a)	The security is an investment company advised by the Fund’s adviser, thereby making the company an affiliated company as defined under the Investment Company Act of 1940 (Note 6).
(b)	Non-income producing security.
(c)	All or a portion of the shares have been committed as collateral for open short positions, if any.

See accompanying notes to Schedules of Investments.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2016 (Unaudited)

1. Securities Valuation

Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (individually, a “Fund,” and collectively, the “Funds”) value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Listed securities are valued on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. Option contracts are valued at the closing price on the exchanges on which they are primarily traded. If no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts are valued at their last sale price as of the close of trading on the NYSE. Prices for these contracts are monitored by Castlemaine LLC (the “Adviser”) until the close of regular trading to determine if fair valuation is required. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the securities and other assets are valued at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of November 30, 2016:

Castlemaine Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$905,169	$-	$-	$905,169
Exchange-Traded Funds	101,198	-	-	101,198
Purchased Option Contracts	16,830	-	-	16,830
U.S. Treasury Obligations	-	124,720	-	124,720
Total	$1,023,197	$124,720	$-	$1,147,917

Other Financial Instruments
Common Stocks - Sold Short	$(26,661)	$-	$-	$(26,661)
Exchange-Traded Funds - Sold Short	(241,961)	-	-	(241,961)
Written Option Contracts	(240)	-	-	(240)
Total	$(268,862)	$-	$-	$(268,862)

Castlemaine Event Driven Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$1,080,926	$-	$-	$1,080,926
Exchange-Traded Funds	21,860	-	-	21,860
Purchased Option Contracts	33,395	-	-	33,395
U.S. Treasury Obligations	-	99,776	-	99,776
Total	$1,136,181	$99,776	$-	$1,235,957

Other Financial Instruments
Common Stocks - Sold Short	$(16,380)	$-	$-	$(16,380)
Exchange-Traded Funds - Sold Short	(25,401)	-	-	(25,401)
Written Option Contracts	(2,230)	-	-	(2,230)
Total	$(44,011)	$-	$-	$(44,011)

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Castlemaine Long/Short Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$1,046,148	$-	$-	$1,046,148
Exchange-Traded Funds	22,510	-	-	22,510
Purchased Option Contracts	33,200	-	-	33,200
U.S. Treasury Obligations	-	124,720	-	124,720
Total	$1,101,858	$124,720	$-	$1,226,578

Other Financial Instruments
Common Stocks - Sold Short	$(51,386)	$-	$-	$(51,386)
Exchange-Traded Funds - Sold Short	(95,528)	-	-	(95,528)
Written Option Contracts	(2,870)	-	-	(2,870)
Total	$(149,784)	$-	$-	$(149,784)

Castlemaine Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Common Stocks	$1,072,671	$-	$-	$1,072,671
Exchange-Traded Funds	17,130	-	-	17,130
Purchased Option Contracts	9,630	-	-	9,630
U.S. Treasury Obligations	-	149,664	-	149,664
Total	$1,099,431	$149,664	$-	$1,249,095

Other Financial Instruments
Common Stocks - Sold Short	$(78,624)	$-	$-	$(78,624)
Exchange-Traded Funds - Sold Short	(195,355)	-	-	(195,355)
Written Option Contracts	(5,922)	-	-	(5,922)
Total	$(279,901)	$-	$-	$(279,901)

Castlemaine Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Investment in Securities
Open-End Funds	$836,400	$-	$-	$836,400
Exchange-Traded Funds	139,973	-	-	139,973
Purchased Option Contracts	400	-	-	400
Total	$976,773	$-	$-	$976,773

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the common stocks by industry type. As of November 30, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of November 30, 2016:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Tax cost of portfolio investments	$1,123,094	$1,153,028	$1,182,303	$1,133,462	$934,275

Gross unrealized appreciation	$101,485	$118,522	$132,594	$164,159	$43,176
Gross unrealized depreciation	(76,662)	(35,593)	(88,319)	(48,526)	(678)

Net unrealized appreciation on
investments	$24,823	$82,929	$44,275	$115,633	$42,498

Net unrealized depreciation on securities
sold short	$(10,114)	$(3,281)	$(11,966)	$(20,360)	$-

Net unrealized appreciation (depreciation)
on written option contracts	$392	$617	$988	$(2,217)	$-

As of November 30, 2016, the tax proceeds of securities sold short on a tax basis for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund was $258,508, $38,500, $134,948 and $253,619, respectively.

As of November 30, 2016, the tax proceeds of written options for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund was $632, $2,847, $3,858 and $3,705, respectively.

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for Castlemaine Multi-Strategy Fund is equal to the Schedule of Investments cost.

CASTLEMAINE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2016, Castlemaine Long/Short Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sector:

Fund	Sector	Long Positions	Short Positions	Net Exposure
Castlemaine Long/Short Fund	Information Technology	26.1%	(1.0%)	25.1%

5. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including exchange-traded funds and open-end funds. The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. As of November 30, 2016, Castlemaine Multi-Strategy Fund had 81.9% of the value of its net assets invested in open-end funds.

6. Affiliated Investments

The open-end funds held by Castlemaine Multi-Strategy Fund are managed by the Adviser, thereby making such funds affiliated companies as defined by the Investment Company Act of 1940.

As of November 30, 2016, Castlemaine Multi-Strategy Fund owned shares of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund (the “Affiliated Investments”). Information regarding Castlemaine Multi-Strategy Fund’s holdings in the Affiliated Investments during the period ended November 30, 2016 is as follows:

	August 31, 2016 Value	Change in Unrealized Appreciation	November 30, 2016 Value
Castlemaine Emerging Markets
Opportunities Fund	$218,200	$(14,400)	$203,800
Castlemaine Event Driven Fund	218,800	2,800	221,600
Castlemaine Long/Short Fund	203,000	(1,800)	201,200
Castlemaine Market Neutral Fund	204,800	5,000	209,800
Total	$844,800	$(8,400)	$836,400

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Consumer Discretionary - 10.5%
Hotels, Restaurants & Leisure - 1.9%
Royal Caribbean Cruises Ltd.	2,335	$189,065

Household Durables - 1.0%
Lennar Corporation - Class A	2,400	102,096

Media - 1.2%
Walt Disney Company (The)	1,200	118,944

Multi-line Retail - 1.1%
Dollar General Corporation	1,525	117,913

Specialty Retail - 4.4%
AutoZone, Inc. (a)	195	152,720
CarMax, Inc. (a)	3,175	183,483
Home Depot, Inc. (The)	850	109,990
		446,193
Textiles, Apparel & Luxury Goods - 0.9%
Skechers U.S.A., Inc. - Class A (a)	4,000	91,120

Consumer Staples - 7.5%
Beverages - 3.5%
Molson Coors Brewing Company - Class B	1,950	191,159
PepsiCo, Inc.	1,650	165,165
		356,324
Food Products - 3.0%
J.M. Smucker Company (The)	1,000	125,950
Kraft Heinz Company (The)	2,200	179,630
		305,580
Personal Products - 1.0%
Estée Lauder Companies, Inc. (The) - Class A	1,300	101,010

Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Exxon Mobil Corporation	2,300	200,790
Spectra Energy Corporation	4,275	175,061
Williams Companies, Inc. (The)	6,300	193,410
		569,261

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Financials - 18.2%
Banks - 9.2%
Bank of America Corporation	13,400	$283,008
JPMorgan Chase & Company	3,800	304,646
SunTrust Banks, Inc.	3,850	200,008
Wells Fargo & Company	2,750	145,530
		933,192
Capital Markets - 6.6%
Bank of New York Mellon Corporation (The)	4,000	189,680
Goldman Sachs Group, Inc. (The)	1,000	219,290
Morgan Stanley	6,200	256,432
		665,402
Insurance - 2.4%
Marsh & McLennan Companies, Inc.	3,600	249,516

Health Care - 13.3%
Biotechnology - 2.5%
Celgene Corporation (a)	2,100	248,871

Health Care Equipment & Supplies - 1.3%
Medtronic plc	1,800	131,418

Health Care Providers & Services - 3.1%
Express Scripts Holding Company (a)	1,325	100,541
UnitedHealth Group, Inc.	1,350	213,732
		314,273
Life Sciences Tools & Services - 3.3%
PerkinElmer, Inc.	3,350	169,912
Thermo Fisher Scientific, Inc.	1,200	168,132
		338,044
Pharmaceuticals - 3.1%
Eli Lilly & Company	2,300	154,376
Pfizer, Inc.	5,000	160,700
		315,076
Industrials - 10.3%
Air Freight & Logistics - 2.7%
FedEx Corporation	1,400	268,338

Building Products - 1.1%
Masco Corporation	3,450	109,192

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
Machinery - 3.8%
Lincoln Electric Holdings, Inc.	2,500	$196,275
Oshkosh Corporation	2,750	192,500
		388,775
Road & Rail - 2.7%
CSX Corporation	7,750	277,527

Information Technology - 20.0%
Communications Equipment - 2.1%
Harris Corporation	2,025	209,709

Internet Software & Services - 6.4%
Alphabet, Inc. - Class C (a)	335	253,943
eBay, Inc. (a)	4,750	132,098
Facebook, Inc. - Class A (a)	2,200	260,524
		646,565
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Ltd.	1,520	259,145

Software - 6.5%
Adobe Systems, Inc. (a)	2,600	267,306
Microsoft Corporation	3,050	183,793
Red Hat, Inc. (a)	2,675	211,619
		662,718
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	2,250	248,670

Materials - 4.4%
Chemicals - 4.4%
Dow Chemical Company (The)	2,850	158,802
LyondellBasell Industries N.V. - Class A	1,875	169,350
Sherwin-Williams Company (The)	425	114,185
		442,337
Telecommunications Services - 1.6%
Diversified Telecommunications Services - 1.6%
Verizon Communications, Inc.	3,200	159,680

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Utilities - 1.3%
Electric Utilities 0.9%
Duke Energy Corporation	1,200	$88,524

Independent Power and Renewable Electricity Producers - 0.4%
AES Corporation	4,000	45,800

Total Investments at Value - 92.7% (Cost $8,940,061)		$9,400,278

Other Assets in Excess of Liabilities - 7.3%		742,276

Net Assets - 100.0%		$10,142,554

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

HVIA EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

1.	Securities Valuation

HVIA Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

	Level 1	Level 2	Level 3	Total

Common Stocks	$9,400,278	-	-	$9,400,278

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

HVIA EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2016:

Tax cost of portfolio investments	$8,940,061

Gross unrealized appreciation	$694,504
Gross unrealized depreciation	(234,287)

Net unrealized appreciation	$460,217

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES - 63.9%	Coupon		Maturity	Par Value	Value
Commercial - 63.9%
Citigroup Commercial Mortgage Trust,
Series 2016-SMPL, Class A, 144A	2.2280%		09/12/2031	$51,000	$49,645
Cobalt CMBS Commercial Trust,
Series 2007-C2, Class A1A	5.4770%	(a)	04/17/2047	58,562	58,859
Commercial Mortgage Trust,
Series 2014-BBG, Class A, 144A	1.3390%	(a)	03/15/2029	2,770,000	2,756,765
Commercial Mortgage Trust,
Series 2013-WWP, Class A2, 144A	3.4244%		03/15/2031	62,500	64,583
Commercial Mortgage Trust,
Series 2013-LC6, Class AM	3.2820%		01/12/2046	40,000	40,551
Goldman Sachs Mortgage Securities Trust, IO,
Series 2005-ROCK, Class X1, 144A	0.2072%	(a)	05/03/2032	14,016,000	280,939
Hilton USA Trust,
Series 2013-HLT, Class EFX, 144A	5.6086%	(a)	11/07/2030	430,000	429,840
Hilton USA Trust,
Series 2016-SFP, Class A, 144A	2.8284%		11/07/2035	600,000	590,697
Hilton USA Trust,
Series 2016-SFP, Class B, 144A	3.3228%		11/07/2035	565,000	558,086
JPMorgan Chase Commercial Mortgage Securities,
Trust, Series 2016-WPT, Class D, 144A	4.2826%	(a)	10/17/2033	1,750,000	1,755,483
Morgan Stanley Capital Group Trust,
Series 2016-SNR, Class A, 144A (b)	3.3480%	(a)	11/13/2021	375,000	374,814
Progressive Residential Trust,
Series 2016-SFR1, Class A, 144A	2.0390%	(a)	09/19/2033	85,798	86,387
Royal Bank of Scotland Trust,
Series 2010-RR4, Class WBCA, 144A	5.5090%		01/18/2047	80,061	79,907
Royal Bank of Scotland Trust,
Series 2010-RR3, Class JPMA, 144A	5.4200%		01/16/2049	14,677	14,665
Resource Capital Corporation Ltd.,
Series 2015-CRE4, Class A, 144A	1.9382%	(a)	08/17/2032	146,578	145,494
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B, Class D, 144A	2.7999%	(a)	03/20/2028	39,000	37,828
WTC Depositor, LLC Trust,
Series 2012-7WTC, Class A, 144A	4.0824%		03/13/2031	54,573	55,341
WTC Depositor, LLC Trust,
Series 2012-7WTC, Class B, 144A	5.9649%		03/13/2031	315,000	331,665
Total Mortgage-Backed Securities (Cost $7,727,981)					$7,711,549

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 39.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -
Class I, 0.28% (c) (Cost $4,769,444)	4,769,444	$4,769,444

Total Investments at Value — 103.5% (Cost $12,497,425)		$12,480,993

Liabilities in Excess of Other Assets — (3.5%)		(422,240)

Net Assets — 100.0%		$12,058,753

144A -
This is a restricted security that was sold in a transaction exempt under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $7,612,139 as of November 30, 2016, representing 63.1% of net assets.

IO -	Interest only strip. Par value shown is the notional value, not a true par value.

(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2016.
(b)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $374,814 at November 30, 2016, representing 3.1% of net assets (Note 1).

(c)	The rate shown is the 7-day effective yield as of November 30, 2016.

See accompanying notes to Schedule of Investments.

LADDER SELECT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

1.	Securities Valuation

Fixed income securities of Ladder Select Bond Fund (the “Fund”) are typically valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ladder Capital Asset Management LLC (the Fund’s adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Board.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by the Fund are classified as Level 2 since values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016 by security type:

	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$7,711,549	$-	$7,711,549
Money Market Funds	4,769,444	-	-	4,769,444
Total	$4,769,444	$7,711,549	$-	$12,480,993

As of November 30, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

LADDER SELECT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2016:

Tax cost of portfolio investments	$12,497,425

Gross unrealized appreciation	$5,780
Gross unrealized depreciation	(22,212)

Net unrealized depreciation on investments	$(16,432)

4.	Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s net asset value may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period of time due to a variety of reasons, such as current market conditions, the bonds’ seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of November 30, 2016, the Fund had 63.9% of the value of its net assets invested in CMBS.

5.	Investments in Money Market Mutual Funds

An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Fund incurs additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds. As of November 30, 2016, the Fund had 39.6% of the value of its net assets invested in shares of a single money market mutual fund.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCKS - 87.6%	Shares	Value

Consumer Discretionary - 20.8%
Diversified Consumer Services - 3.9%
Capella Education Company	367	$32,021
Strayer Education, Inc. *	3,282	240,341
		272,362
Hotels, Restaurants & Leisure - 7.8%
Chipotle Mexican Grill, Inc. *	449	177,952
YUM! Brands, Inc.	4,643	294,320
Yum China Holdings, Inc. *	2,641	74,265
		546,537
Household Durables - 5.4%
NVR, Inc. *	234	373,230

Specialty Retail - 3.7%
Ross Stores, Inc.	3,802	256,977

Financials - 33.9%
Banks - 8.5%
U.S. Bancorp	5,906	293,056
Wells Fargo & Company	5,636	298,257
		591,313
Capital Markets - 15.8%
Goldman Sachs Group, Inc. (The)	2,306	505,683
Moody's Corporation	5,898	592,749
		1,098,432
Insurance - 9.6%
Arch Capital Group Ltd. *	8,083	668,626

Health Care - 1.0%
Life Sciences Tools & Services - 1.0%
Waters Corporation *	518	69,707

Industrials - 24.9%
Air Freight & Logistics - 4.5%
Expeditors International of Washington, Inc.	5,924	312,432

Machinery - 11.2%
Cummins, Inc.	2,893	410,169
Deere & Company	3,713	372,042
		782,211
Road & Rail - 3.8%
Union Pacific Corporation	2,643	267,815

Trading Companies & Distributors - 5.4%
Fastenal Company	7,905	374,697

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

COMMON STOCKS - 87.6% (Continued)	Shares	Value
Information Technology - 7.0%
IT Services - 7.0%
MasterCard, Inc. - Class A	2,369	$242,112
Visa, Inc. - Class A	3,163	244,563
		486,675

Total Investments at Value — 87.6% (Cost $5,138,582)		$6,101,014

Other Assets in Excess of Liabilities — 12.4%		866,089

Net Assets — 100.0%		$6,967,103

*	Non-income producing security.

See accompanying notes to Schedule of Investments.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

1.	Securities Valuation

Marshfield Concentrated Opportunity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,101,014	$-	$-	$6,101,014

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2016:

Tax cost of portfolio investments	$5,141,279

Gross unrealized appreciation	$982,429
Gross unrealized depreciation	(22,694)

Net unrealized appreciation	$959,735

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As November 30, 2016, the Fund had 33.9% of the value of its net assets invested in stocks within the Financials sector.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCKS - 59.0%	Shares	Value
Consumer Discretionary - 6.2%
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corporation	2,240	$129,853

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (a)	180	135,103

Media - 1.6%
Comcast Corporation - Class A	1,950	135,544

Specialty Retail - 1.5%
TJX Company, Inc. (The)	1,620	126,911

Consumer Staples - 3.4%
Food & Staples Retailing - 3.4%
Kroger Company (The)	4,420	142,766
Wal-Mart Stores, Inc.	2,100	147,903
		290,669
Energy - 4.6%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	2,060	132,520

Oil, Gas & Consumable Fuels - 3.0%
Newfield Exploration Company (a)	2,310	104,458
Pioneer Natural Resources Company	810	154,742
		259,200
Financials - 5.0%
Banks - 2.5%
Bank of America Corporation	4,120	87,014
JPMorgan Chase & Company (b)	1,559	124,985
		211,999
Capital Markets - 1.4%
Charles Schwab Corporation (The)	3,000	115,980

Insurance - 1.1%
Allstate Corporation (The)	1,380	96,490

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.0% (Continued)	Shares	Value
Health Care - 15.1%
Biotechnology - 5.6%
AbbVie, Inc.	5,270	$320,416
Celgene Corporation (a)	1,330	157,618
		478,034
Health Care Equipment & Supplies - 2.5%
Edwards Lifesciences Corporation (a)	2,560	212,096

Health Care Providers & Services - 4.2%
Aetna, Inc. (b)	2,730	357,193

Pharmaceuticals - 2.8%
Allergan plc (a)	590	114,637
Mylan N.V. (a)	3,370	123,376
		238,013
Industrials - 7.9%
Air Freight & Logistics - 2.4%
Fedex Corporation	1,050	201,253

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	820	93,431

Machinery - 1.4%
Oshkosh Corporation	1,740	121,800

Road & Rail - 3.0%
Norfolk Southern Corporation	1,540	163,949
Union Pacific Corporation	922	93,426
		257,375
Information Technology - 16.8%
Communications Equipment - 1.0%
Juniper Networks, Inc.	3,100	85,374

Internet Software & Services - 4.4%
Alphabet, Inc. - Class A (a)	400	310,352
Facebook, Inc. - Class A (a)	548	64,894
		375,246
IT Services - 0.8%
Visa, Inc. - Class A	830	64,176

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.0% (Continued)	Shares	Value
Information Technology - 16.8% (Continued)
Semiconductors & Semiconductor Equipment - 6.3%
Analog Devices, Inc.	5,120	$380,109
Intel Corporation	4,510	156,497
		536,606
Software - 3.4%
Microsoft Corporation	4,860	292,863

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	700	77,364

Total Common Stocks (Cost $4,494,410)		$5,025,093

MONEY MARKET FUNDS - 29.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -
Class I, 0.28% (c) (Cost $2,505,067)	2,505,067	$2,505,067

Total Investments at Value - 88.4% (Cost $6,999,477)		$7,530,160

Other Assets in Excess of Liabilities - 11.6% (d)		987,856

Net Assets - 100.0%		$8,518,016

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	The rate shown is the 7-day effective yield as of November 30, 2016.
(d)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2016 (Unaudited)

COMMON STOCKS - 20.3%	Shares	Value
Consumer Staples - 2.4%
Food Products - 1.2%
Mondelēz International, Inc. - Class A	2,470	$101,863

Household Products - 1.2%
Procter & Gamble Company (The)	1,230	101,426

Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Chevron Corporation	770	85,901
Hess Corporation	2,770	155,009
		240,910
Health Care - 4.7%
Biotechnology - 2.0%
Biogen, Inc.	300	88,221
Gilead Sciences, Inc.	1,150	84,755
		172,976
Health Care Equipment & Supplies - 1.8%
Medtronic plc	930	67,899
Stryker Corporation	750	85,245
		153,144
Pharmaceuticals - 0.9%
Johnson & Johnson	680	75,684

Industrials - 1.9%
Aerospace & Defense - 0.5%
Boeing Company (The)	310	46,674

Road & Rail - 1.4%
J.B. Hunt Transport Services, Inc.	1,250	119,212

Information Technology - 7.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	4,270	127,331

IT Services - 2.3%
Accenture plc - Class A	1,640	195,865

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 20.3% (Continued)	Shares	Value
Information Technology - 7.7% (Continued)
Semiconductors & Semiconductor Equipment - 2.3%
Texas Instruments, Inc.	2,600	$192,218

Software - 1.6%
Check Point Software Technologies Ltd.	1,660	136,668

Materials - 0.8%
Construction Materials - 0.8%
Vulcan Materials Company	550	69,108

Total Securities Sold Short - 20.3% (Proceeds $1,670,062)		$1,733,079

See accompanying notes to Schedules of Investments.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2016 (Unaudited)

1.	Securities Valuation

Navian Waycross Long/Short Equity Fund (the “Fund”), formerly Waycross Long/Short Equity Fund, values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business.  The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust.  Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$5,025,093	$-	$-	$5,025,093
Money Market Funds	2,505,067	-	-	2,505,067
Total	$7,530,160	$-	$-	$7,530,160

Other Financial Instruments:
Common Stocks – Sold Short	$(1,733,079)	$-	$-	$(1,733,079)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type.  As of November 30, 2016, the Fund did not have any transfers into and out of any Level.  In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2016:

Tax cost of portfolio investments	$7,008,297

Gross unrealized appreciation	$602,143
Gross unrealized depreciation	(80,280)
Net unrealized appreciation on investments	$521,863

Net unrealized depreciation on securities sold short	$(72,641)

As of November 30, 2016, the proceeds from securities sold short on a tax basis is $1,660,438.

The federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost may be temporarily different (“book/tax difference”).  These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  As of November 30, 2016, the Fund had 29.4% of the value of its net assets invested in a single money market mutual fund registered under the 1940 Act.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they are possible.  In addition, the Fund incurs additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Topturn OneEighty Fund
Schedule of Investments
November 30, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS — 95.2%	Shares	Value
Commodities & Currencies — 8.4%
SPDR® Gold Shares (a)	3,000	$335,250
PowerShares DB U.S. Dollar Index Bullish (a)	42,590	1,117,988
		1,453,238
International Equities — 3.0%
iShares® Edge MSCI Min Vol Emerging Markets ETF	10,400	522,288

U.S. Fixed Income — 29.3%
iShares® 7-10 Year Treasury Bond ETF	22,040	2,319,930
iShares® TIPS Bond ETF	13,110	1,487,461
PIMCO Enhanced Short Maturity Active ETF	8,400	852,432
PowerShares Senior Loan Portfolio	8,330	192,756
SPDR® Bloomberg Barclays High Yield Bond ETF	5,430	196,132
		5,048,711
U.S. Large Cap Equities — 42.4%
iShares® Edge MSCI USA Value Factor ETF	4,120	284,568
PowerShares S&P 500® High Beta Portfolio	19,540	712,428
PowerShares QQQ TrustSM, Series 1	13,330	1,566,275
SPDR® S&P 500® ETF Trust	16,870	3,717,811
SPDR® S&P® Dividend ETF	12,100	1,030,920
		7,312,002
U.S. Small-Mid Cap Equities — 12.1%
iShares® Core S&P® Small-Cap ETF	15,680	2,093,750

Total Exchange-Traded Funds (Cost $15,959,743)		$16,429,989

Topturn OneEighty Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 4.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -
Class I, 0.28% (b) (Cost $838,162)	838,162	$838,162

Total Investments at Value — 100.1% (Cost $16,797,905)		$17,268,151

Liabilities in Excess of Other Assets — (0.1%)		(10,739)

Net Assets — 100.0%		$17,257,412

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2016.

See accompanying notes to Schedule of Investments.

Topturn OneEighty Fund
Notes to Schedule of Investments
November 30, 2016 (Unaudited)

1.	Securities Valuation

Topturn OneEighty Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with the procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs

•  Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$16,429,989	$-	$-	$16,429,989
Money Market Funds	838,162	-	-	838,162
Total	$17,268,151	$-	$-	$17,268,151

Topturn OneEighty Fund
Notes to Schedule of Investments (Continued)

As of November 30, 2016 the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2106. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2016:

Tax cost of portfolio investments	$16,838,150

Gross unrealized appreciation	$566,597
Gross unrealized depreciation	(136,596)

Net unrealized appreciation	$430,001

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses due to acquired fund fees and expenses and other costs to the extent it invests in shares of other investment companies. From time to time, the Fund may invest greater than 25% of the value of its net assets in one or more investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of November 30, 2016, the Fund had 95.2% of the value of its net assets invested in ETFs.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Bo J. Howell
Bo J. Howell, Secretary

Date	January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Harry M. Jones
Harry M. Jones, Principal Executive Officer of Blue Current Global Dividend Fund
Date	January 30, 2017

By (Signature and Title)*		/s/ Benjamin H. Thomas
Benjamin H. Thomas, Principal Executive Officer of Navian Waycross Long/Short Equity Fund
Date	January 30, 2017

By (Signature and Title)*		/s/ Robert T. Slaymaker
Robert T. Slaymaker, Principal Executive Officer of Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund
Date	January 30, 2017

By (Signature and Title)*		/s/ Dan Darchuck
Dan Darchuck, Principal Executive Officer of Topturn OneEighty Fund
Date	January 30, 2017

By (Signature and Title)*		/s/ Afredo Viegas

Alfredo Viegas, Principal Executive Officer of Castlemain Emerging Markets Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund

Date	January 30, 2017

By (Signature and Title)*		/s/ Christopher M. Niemczewski
Christopher M. Niemczewski, Principal Executive Officer of Marshfield Concentrated Opportunity Fund
Date	January 30, 2017

By (Signature and Title)*		/s/ Gustave J. Scacco
Gustave J. Scacco, Principal Executive Officer of HVIA Equity Fund
Date	January 30, 2017

By (Signature and Title)*		/s/ Brian Harris
Brian Harris, Principal Executive Officer of Ladder Select Bond Fund
Date	January 30, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer
Date	January 30, 2017

*	Print the name and title of each signing officer under his or her signature.